Prospectus Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio
Global Advantage Portfolio
(collectively, the "Portfolios")

The contractual advisory fee rates of the Portfolios have been decreased, effective March 2, 2015. Accordingly, effective March 2, 2015, the Prospectus is hereby amended as follows:

With respect to the Advantage Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee*	0.65%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	1.58%	1.68%	1.60%
Total Annual Portfolio Operating Expenses**	2.23%	2.58%	3.00%
Fee Waiver and/or Expense Reimbursement**	1.38%	1.38%	2.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.85%	1.20%	0.99%

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares—CDSC on Class A Shares" for further information about the CDSC waiver categories.

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.

**  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A and 0.99% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.

***

With respect to the Global Advantage Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee*	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	7.17%	7.28%	7.42%
Total Annual Portfolio Operating Expenses**	7.97%	8.33%	8.97%
Fee Waiver and/or Expense Reimbursement**	6.87%	6.88%	7.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.10%	1.45%	1.95%

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares—CDSC on Class A Shares" for further information about the CDSC waiver categories.

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.

**  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.95% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

***

Please retain this supplement for future reference.

  IFTEQ2SPT

Prospectus Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Global Opportunity Portfolio (the "Portfolio")

The contractual advisory fee rates of the Portfolio have been decreased, effective March 2, 2015. Accordingly, effective March 2, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee*	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	2.46%	2.78%	2.58%
Total Annual Portfolio Operating Expenses**	3.26%	3.83%	4.13%
Fee Waiver and/or Expense Reimbursement**	2.16%	2.38%	2.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.10%	1.45%	1.50%

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares—CDSC on Class A Shares" for further information about the CDSC waiver categories.

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.

**  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.50% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

Please retain this supplement for future reference.

  IFTEQ1SPT

Statement of Additional Information Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc.
Statement of Additional Information dated April 30, 2014

Advantage Portfolio

Global Advantage Portfolio

Global Opportunity Portfolio
(collectively, the "Portfolios")

The contractual advisory fee rates of the Portfolios have been decreased, effective March 2, 2015. Accordingly, effective March 2, 2015, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Advantage	0.65% of the portion of the daily net assets not exceeding $750 million; 0.60% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.55% of the portion of the daily net assets exceeding $1.5 billion.	0.85%	1.20%	N/A	0.99%
Global Advantage	0.80% of the portion of the daily net assets not exceeding $1 billion; and 0.75% of the daily net assets exceeding $1 billion.	1.10%	1.45%	N/A	1.95%
Global Opportunity	0.80% of the portion of the daily net assets not exceeding $750 million; 0.75% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% of the portion of the daily net assets exceeding $1.5 billion.	1.10%	1.45%	N/A	1.50%

†  Effective September 9, 2013, Class P shares of each Portfolio (except the Global Quality Portfolio) and Class H shares of each of the Global Insight and Insight Portfolios were renamed Class A shares.

Please retain this supplement for future reference.